Schedule of remaining contractual undiscounted repayment obligations (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 8,325,773	$ 10,752,128		$ 9,489,266
Cash and cash equivalents	1,044,640	1,343,303	$ 2,367,576	3,044,466	$ 7,445,619		$ 1,951,053
Trade and other payables	2,857,775	3,674,813		6,574,785
Amount due to related parties	690,384	887,764		1,450,305
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		10,536,972		8,924,312		$ 8,158,454
Amount due from shareholder		1,366,505				1,062,684
Amount due from third party		350,000				272,183
Cash and cash equivalents		1,343,303		3,044,466		1,044,640
Total undiscounted financial assets		13,596,780		11,968,778		10,537,961
Trade and other payables	2,690,104	3,674,814		6,295,147
Lease liabilities	4,702,129	6,046,468		5,016,475
Amount due to related parties	690,384	887,764		1,450,305
Borrowings	2,276,603	2,927,484		61,371
Total undiscounted financial liabilities	10,359,220	13,536,530		12,823,298
Total net undiscounted financial assets/ -liabilities	178,741	(1,559,747)		(854,520)
Contractual cash flows [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		10,536,972		8,924,312		8,158,454
Amount due from shareholder		1,366,505				1,062,684
Amount due from third party		350,000				272,183
Cash and cash equivalents		1,343,303		3,044,466		1,044,640
Total undiscounted financial assets		13,596,780		11,968,778		10,537,961
Trade and other payables	2,690,104	3,674,814		6,295,147
Lease liabilities	4,869,009	6,261,059		5,244,654
Amount due to related parties	690,384	887,764		1,450,305
Borrowings	2,609,264	3,355,253		61,371
Total undiscounted financial liabilities	10,858,761	14,178,890		13,051,477
Total net undiscounted financial assets/ -liabilities	(320,800)	(1,559,747)		(1,082,699)
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables		10,536,972		8,924,312		8,158,454
Amount due from shareholder		1,366,505				1,062,684
Amount due from third party		350,000				272,183
Cash and cash equivalents		1,343,303		3,044,466		1,044,640
Total undiscounted financial assets		13,596,780		11,968,778		10,537,961
Trade and other payables	2,690,104	3,674,814		6,295,147
Lease liabilities	1,687,392	2,169,818		2,210,787
Amount due to related parties	690,384	887,764		1,450,305
Borrowings	894,803	1,150,627		61,371
Total undiscounted financial liabilities	5,962,683	7,883,023		10,017,610
Total net undiscounted financial assets/ -liabilities	4,575,278	5,713,757		1,951,168
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other receivables
Amount due from shareholder
Amount due from third party
Cash and cash equivalents
Total undiscounted financial assets
Trade and other payables
Lease liabilities	3,181,617	4,091,241		3,033,867
Amount due to related parties
Borrowings	1,714,461	2,204,626
Total undiscounted financial liabilities	4,896,078	6,295,867		3,033,867
Total net undiscounted financial assets/ -liabilities	$ (4,896,078)	$ (6,295,867)		$ (3,033,867)